RELATED PARTY TRANSACTIONS (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 15 – RELATED PARTY TRANSACTIONS
The Company incurred software development and information technology related costs to a vendor related to a major stockholder of approximately $58,000 and $100,000 for the three months ended March 31, 2022 and 2021, respectively.
Amounts due to this related party were $33,000 and $5,000 as of March 31, 2022 and December 31, 2021, respectively.

NOTE 14 – RELATED PARTY TRANSACTIONS
The Company incurred software development and information technology related costs to a vendor related to a major stockholder of approximately $408,000 and $512,000 for the twelve months ended December 31, 2021 and 2020, respectively.
Amounts due to this related party were $5,000 and $56,000 as of December 31, 2021 and 2020, respectively.
There was an amount due from a major stockholder of $77,000 at December 31, 2020, relating to reimbursement of non-business expenses, there was no such amount at December 31, 2021.